Unaudited Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock Previously Reported	Common Stock Adjusted balance		Common Stock Previously Reported	Common Stock	Preferred Stock (Series B, C and D) Previously Reported	Preferred Stock (Series B, C and D) Adjusted balance	Preferred Stock (Series B, C and D) Previously Reported	Preferred Stock (Series B, C and D)	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Adjusted balance		Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Common Stock to be Issued Previously Reported	Common Stock to be Issued Adjusted balance		Common Stock to be Issued Previously Reported	Common Stock to be Issued	Accumulated Deficit Previously Reported	Accumulated Deficit Adjusted balance		Accumulated Deficit Previously Reported	Accumulated Deficit	Preferred Stock Series B Previously Reported	Preferred Stock Series B	Preferred Stock Series C Previously Reported	Preferred Stock Series C	Accumulated Deficit During Development Stage Previously Reported	Accumulated Deficit During Development Stage	Previously Reported	Adjusted balance		Previously Reported	Total
Balance at Dec. 31, 2021					$ 104,486									$ 3,539,003										$ (2,617,626)		$ 405		$ 100							$ 1,026,368
Balance (in Shares) at Dec. 31, 2021					1,044,861,360																					405,250		1,000,000
Stock subscription/compensation - common stock																			751,400																751,400
Net income (loss)																								(598,593)											(598,593)
Balance at Dec. 31, 2022		$ 1,513			$ 104,486			$ 475			$ 4,493,881		$ 3,419,003	3,539,003					751,400		$ (3,216,219)		$ (3,216,219)	(3,216,219)		$ 405		$ 100				$ 1,279,175		$ 203,259	1,179,175
Balance (in Shares) at Dec. 31, 2022		15,130,393			1,044,861,360			1,405,250																		405,250		1,000,000
Retroactive application of merger				$ 1,513				$ (475)					1,074,878																					1,075,916
Retroactive application of merger (in Shares)				15,130,393				(1,405,250)
Net income (loss)																					(580,983)											(580,983)			(580,983)
Balance at Sep. 30, 2023		$ 1,513									4,493,881										(3,797,202)											698,192
Balance (in Shares) at Sep. 30, 2023		15,130,393
Balance at Dec. 31, 2022		$ 1,513			$ 104,486			$ 475			4,493,881		3,419,003	3,539,003					751,400		(3,216,219)		(3,216,219)	(3,216,219)		$ 405		$ 100				1,279,175		203,259	1,179,175
Balance (in Shares) at Dec. 31, 2022		15,130,393			1,044,861,360			1,405,250																		405,250		1,000,000
Stock subscription & license purchase																			100,000																100,000
Net income (loss)																								(707,458)											(707,458)
Balance at Dec. 31, 2023	$ 1,513	$ 1,568	[1]	$ 104,486	$ 1,513	$ 12				$ 4,493,881	3,175,209	[1]	3,539,003	4,493,881		$ 304,200	[1]	$ 851,400		$ (3,923,677)	(3,923,677)	[1]	(3,923,677)	(3,923,677)	$ 405		$ 100				$ 571,729	(442,700)	[1]	571,717	571,717
Balance (in Shares) at Dec. 31, 2023	15,130,393	15,678,898	[1]	1,044,861,360	15,130,393	120,000																			405,250		1,000,000
Balance at Sep. 30, 2023		$ 1,513									4,493,881										(3,797,202)											698,192
Balance (in Shares) at Sep. 30, 2023		15,130,393
Net income (loss)																								(126,475)											(126,475)
Balance at Dec. 31, 2023	$ 1,513	$ 1,568	[1]	$ 104,486	$ 1,513	$ 12				4,493,881	3,175,209	[1]	3,539,003	4,493,881		304,200	[1]	851,400		(3,923,677)	(3,923,677)	[1]	(3,923,677)	(3,923,677)	$ 405		$ 100				571,729	(442,700)	[1]	571,717	571,717
Balance (in Shares) at Dec. 31, 2023	15,130,393	15,678,898	[1]	1,044,861,360	15,130,393	120,000																			405,250		1,000,000
Retroactive application of merger	$ 55					$ (12)				(1,318,672)					304,200																(1,014,429)
Retroactive application of merger (in Shares)	548,505					(120,000)
Public warrants assumed from SPAC											488,750										(488,750)
Private warrants assumed from SPAC											(22,525)																					(22,525)
Share-based compensation											37,252					262																37,514
Net income (loss)																					(1,123,683)											(1,123,683)
Balance at Jun. 30, 2024		$ 1,568									3,678,686					304,462					(5,536,110)											(1,551,394)
Balance (in Shares) at Jun. 30, 2024		15,678,898
Balance at Dec. 31, 2023	$ 1,513	$ 1,568	[1]	$ 104,486	$ 1,513	$ 12				$ 4,493,881	3,175,209	[1]	$ 3,539,003	4,493,881		304,200	[1]	$ 851,400		$ (3,923,677)	(3,923,677)	[1]	$ (3,923,677)	(3,923,677)	$ 405		$ 100				$ 571,729	(442,700)	[1]	$ 571,717	571,717
Balance (in Shares) at Dec. 31, 2023	15,130,393	15,678,898	[1]	1,044,861,360	15,130,393	120,000																			405,250		1,000,000
Net income (loss)																																			(4,083,109)
Balance at Sep. 30, 2024					$ 1,986									9,649,659					304,462					(8,495,536)											1,460,571
Balance (in Shares) at Sep. 30, 2024					19,863,515
Balance at Jun. 30, 2024		$ 1,568									$ 3,678,686					$ 304,462					$ (5,536,110)											$ (1,551,394)
Balance (in Shares) at Jun. 30, 2024		15,678,898
Conversion of Notes Payable					$ 375									4,009,634																					4,010,009
Conversion of Notes Payable (in Shares)					3,750,617
Warrant conversion					$ 13																														13
Warrant conversion (in Shares)					130,000
Other														8,518																					8,518
Share-based compensation					$ 30									1,952,821																					1,952,851
Share-based compensation (in Shares)					304,000
Net income (loss)																								(2,959,426)											(2,959,426)
Balance at Sep. 30, 2024					$ 1,986									$ 9,649,659					$ 304,462					$ (8,495,536)											$ 1,460,571
Balance (in Shares) at Sep. 30, 2024					19,863,515

[1]	Note: as a result of the business combination as recast, the shares of the Company’s common stock prior to the Business Combination (refer to Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination on 6/21/24.